Income Taxes - Net Deferred Tax Liability (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 01, 2015	Feb. 02, 2014
Income Tax Disclosure [Abstract]
Deferred income taxes-current	$ 30,962	$ 24,802
Total deferred tax assets	30,962	24,802
Deferred income taxes-current	371
Deferred income taxes - non current	27,828	23,654
Total deferred tax liabilities	28,199	23,654
Net deferred tax assets	$ 2,763	$ 1,148